UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     Form 13F

                               FORM 13F COVER PAGE

   Report for the Calendar Year or Quarter Ended:  September 30, 2006

   Check here if Amendment [ ]; Amendment Number:  _________
        This Amendment   [ ] is a restatement.
                         [ ] adds new holdings entries.

   Institutional Investment Manager Filing this Report:

   Name:      Frank R. DeSantis, Jr.
   Address:   c/o Copper Beech Capital Management Inc.
              535 Madison Avenue, 6th Floor
              New York, NY 10022

   Form 13F File Number: 028-10711

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

   Person Signing this Report on Behalf of Reporting Manager:

   Name:  Frank R. DeSantis, Jr.
   Title: Chief Executive Officer of Copper Beech Capital Management Inc.
   Phone: (212) 381-1760

   Signature, Place, and Date of Signing:

  /s/ Frank R. DeSantis, Jr.    New York, New York   November 13, 2006
   --------------------------    ------------------   ---------------

   Report Type:

        [X]   13F HOLDINGS REPORT

        [ ]   13F NOTICE

        [ ]   13F COMBINATION REPORT

   List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE

   Report Summary:

   Number of Other Included Managers: Three*

   Form 13F Information Table Entry Total: 66

   Form 13F Information Table Value Total: $57,977 (in thousands)

   List of Other Included Managers:
   No.    Form 13F File Number   Name

   (1)    028-10710              Copper Beech Capital Advisors LLC
   (2)	  028-11989		 Copper Beech Partners II, L.P.
   (3)    028-11990		 Copper Beech Offshore Fund, Ltd.

  * Mr. DeSantis is the investment manager of Copper Beech Capital Management Inc., which has investment discretion over the investment portfolios reported herein.

                                             Market
 Name of                 Title of   CUSIP     Value   SH/Prn  SH/ Put/ Investment  Other    Voting Authority
 Issuer                  Class              (x $1000) Amount  Prn Call Discretion Managers  Sole   Shared None
 ALLERGAN INC            COM      018490102       788   7,000 SH       DEFINED      1, 2     7,000      0    0
 ALLERGAN INC            COM      018490102       721   6,400 SH       DEFINED       3       6,400      0    0
 ALLERGAN INC            COM      018490102       180   1,600 SH       DEFINED       1       1,600      0    0
 AMER INTL GRP INC       COM      026874107       139   2,100 SH       DEFINED       1       2,100      0    0
 AMER INTL GRP INC       COM      026874107       643   9,700 SH       DEFINED      1, 2     9,700      0    0
 AMER INTL GRP INC       COM      026874107       576   8,700 SH       DEFINED       3       8,700      0    0
 ANADARKO PETE CORP      COM      032511107       149   3,400 SH       DEFINED       1       3,400      0    0
 ANADARKO PETE CORP      COM      032511107       657  15,000 SH       DEFINED      1, 2    15,000      0    0
 ANADARKO PETE CORP      COM      032511107       596  13,600 SH       DEFINED       3      13,600      0    0
 ANDREW CORP             COM      034425108        72   7,800 SH       DEFINED       1       7,800      0    0
 ANDREW CORP             COM      034425108       316  34,200 SH       DEFINED      1, 2    34,200      0    0
 ANDREW CORP             COM      034425108       287  31,000 SH       DEFINED       3      31,000      0    0
 ASSET ACCEP CAP CORP    COM      04543P100       155   9,508 SH       DEFINED       1       9,508      0    0
 ASSET ACCEP CAP CORP    COM      04543P100       684  42,062 SH       DEFINED      1, 2    42,062      0    0
 ASSET ACCEP CAP CORP    COM      04543P100       620  38,130 SH       DEFINED       3      38,130      0    0
 BANK OF AMERICA CORP    COM      060505104        62   1,150 SH       DEFINED       1       1,150      0    0
 BANK OF AMERICA CORP    COM      060505104       289   5,400 SH       DEFINED      1, 2     5,400      0    0
 BANK OF AMERICA CORP    COM      060505104       265   4,950 SH       DEFINED       3       4,950      0    0
 CAPITAL ONE FINL CORP   COM      14040H105       149   1,900 SH       DEFINED       1       1,900      0    0
 CAPITAL ONE FINL CORP   COM      14040H105       669   8,500 SH       DEFINED      1, 2     8,500      0    0
 CAPITAL ONE FINL CORP   COM      14040H105       598   7,600 SH       DEFINED       3       7,600      0    0
 COMPUCREDIT CORP        COM      20478N100       160   5,300 SH       DEFINED       1       5,300      0    0
 COMPUCREDIT CORP        COM      20478N100       710  23,500 SH       DEFINED      1, 2    23,500      0    0
 COMPUCREDIT CORP        COM      20478N100       640  21,200 SH       DEFINED       3      21,200      0    0
 DELTA PETE CORP         COM NEW  247907207       171   7,607 SH       DEFINED       1       7,607      0    0
 DELTA PETE CORP         COM NEW  247907207       756  33,585 SH       DEFINED      1, 2    33,585      0    0
 DELTA PETE CORP         COM NEW  247907207       684  30,392 SH       DEFINED       3      30,392      0    0
 E TRADE FINL CORP       COM      269246104        89   3,700 SH       DEFINED       1       3,700      0    0
 E TRADE FINL CORP       COM      269246104       392  16,400 SH       DEFINED      1, 2    16,400      0    0
 E TRADE FINL CORP       COM      269246104       356  14,900 SH       DEFINED       3      14,900      0    0
 ENCORE CAP GROUP INC    COM      292554102       271  20,852 SH       DEFINED       1      20,852      0    0
 ENCORE CAP GROUP INC    COM      292554102     1,238  95,414 SH       DEFINED      1, 2    95,414      0    0
 ENCORE CAP GROUP INC    COM      292554102     1,128  86,934 SH       DEFINED       3      86,934      0    0
 FIRSTFED FINL CORP      COM      337907109       182   3,200 SH       DEFINED       1       3,200      0    0
 FIRSTFED FINL CORP      COM      337907109       800  14,100 SH       DEFINED      1, 2    14,100      0    0
 FIRSTFED FINL CORP      COM      337907109       720  12,700 SH       DEFINED       3      12,700      0    0
 GARMIN LTD              ORD      G37260109     1,034  21,200 SH  CALL DEFINED       1      21,200      0    0
 GARMIN LTD              ORD      G37260109     4,576  93,800 SH  CALL DEFINED      1, 2    93,800      0    0
 GARMIN LTD              ORD      G37260109     4,146  85,000 SH  CALL DEFINED       3      85,000      0    0
 GARMIN LTD              ORD      G37260109       259   5,300 SH  CALL DEFINED       1       5,300      0    0
 GARMIN LTD              ORD      G37260109     1,146  23,500 SH  CALL DEFINED      1, 2    23,500      0    0
 GARMIN LTD              ORD      G37260109     1,034  21,200 SH  CALL DEFINED       3      21,200      0    0
 GARMIN LTD              ORD      G37260109     1,034  21,200 SH  PUT  DEFINED       1      21,200      0    0
 GARMIN LTD              ORD      G37260109     4,576  93,800 SH  PUT  DEFINED      1, 2    93,800      0    0
 GARMIN LTD              ORD      G37260109     4,146  85,000 SH  PUT  DEFINED       3      85,000      0    0
 LEGG MASON INC          COM      524901105       212   2,100 SH       DEFINED       1       2,100      0    0
 LEGG MASON INC          COM      524901105       948   9,400 SH       DEFINED      1, 2     9,400      0    0
 LEGG MASON INC          COM      524901105       857   8,500 SH       DEFINED       3       8,500      0    0
 MENTOR CORP MINN        COM      587188103       101   2,000 SH       DEFINED       1       2,000      0    0
 MENTOR CORP MINN        COM      587188103       448   8,900 SH       DEFINED      1, 2     8,900      0    0
 MENTOR CORP MINN        COM      587188103       408   8,100 SH       DEFINED       3       8,100      0    0
 NETFLIX COM INC         COM      64110L106       483  21,200 SH  PUT  DEFINED       1      21,200      0    0
 NETFLIX COM INC         COM      64110L106     2,137  93,800 SH  PUT  DEFINED      1, 2    93,800      0    0
 NETFLIX COM INC         COM      64110L106     1,936  85,000 SH  PUT  DEFINED       3      85,000      0    0
 SIX FLAGS INC           COM      83001P109        73  14,030 SH       DEFINED       1      14,030      0    0
 SIX FLAGS INC           COM      83001P109       267  51,010 SH       DEFINED      1, 2    51,010      0    0
 SIX FLAGS INC           COM      83001P109       235  44,960 SH       DEFINED       3      44,960      0    0
 SLM CORP                COM      78442P106        93   1,790 SH       DEFINED       1       1,790      0    0
 SLM CORP                COM      78442P106       389   7,480 SH       DEFINED      1, 2     7,480      0    0
 SLM CORP                COM      78442P106       350   6,730 SH       DEFINED       3       6,730      0    0
 TD AMERITRADE HLDG CORP COM      87236Y108        96   5,100 SH       DEFINED       1       5,100      0    0
 TD AMERITRADE HLDG CORP COM      87236Y108       424  22,500 SH       DEFINED      1, 2    22,500      0    0
 TD AMERITRADE HLDG CORP COM      87236Y108       385  20,400 SH       DEFINED       3      20,400      0    0
 TEMPUR PEDIC INTL INC   COM      88023U101       742  43,200 SH  PUT  DEFINED       1      43,200      0    0
 TEMPUR PEDIC INTL INC   COM      88023U101     3,721 216,700 SH  PUT  DEFINED      1, 2   216,700      0    0
 TEMPUR PEDIC INTL INC   COM      88023U101     4,809 280,100 SH  PUT  DEFINED       3     280,100      0    0